Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$142,626,683.74	0.7633218	$133,080,565.76	0.7122321	$9,546,117.98
Total Securities	$142,626,683.74	0.1484380	$133,080,565.76	0.1385030	$9,546,117.98

Weighted Avg. Coupon (WAC)	5.39%		5.40%
Weighted Avg. Remaining Maturity (WARM)	23.23		22.40
Pool Receivables Balance	$168,855,436.94		$157,063,394.33
Remaining Number of Receivables	26,423		25,685

Adjusted Pool Balance	$166,388,757.19		$154,817,705.09

III. COLLECTIONS

Principal:
Principal Collections	$11,368,607.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$309,262.30
Total Principal Collections	$11,677,869.93

Interest:
Interest Collections	$749,116.94
Late Fees & Other Charges	$33,189.39
Interest on Repurchase Principal	$-
Total Interest Collections	$782,306.33

Collection Account Interest	$284.68
Reserve Account Interest	$163.67
Servicer Advances	$-

Total Collections	$12,460,624.61

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$12,460,624.61
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$12,460,624.61
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$140,712.86		$140,712.86	$140,712.86
Collection Account Interest					$284.68
Late Fees & Other Charges					$33,189.39
Total due to Servicer					$174,186.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$291,196.15		$291,196.15

Total interest:		$291,196.15		$291,196.15	$291,196.15

Available Funds Remaining:					$11,995,241.53

3. Principal Distribution Amount:					$9,546,117.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,546,117.98
Class A Notes Total:		9,546,117.98		$9,546,117.98
Total Noteholders Principal				$9,546,117.98

4. Available Amounts Remaining to reserve account					2,449,123.55

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,449,123.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,466,679.75
Beginning Period Amount	$2,466,679.75
Current Period Amortization	$220,990.51
Ending Period Required Amount	$2,245,689.24
Ending Period Amount	$2,245,689.24
Next Distribution Date Required Amount	$2,036,989.13

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$23,762,073.45	$21,737,139.33	$21,737,139.33
Overcollateralization as a % of Adjusted Pool		14.28%	14.04%	14.04%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.76%	25,110	96.99%	$152,334,905.50
30 - 60 Days	1.80%	463	2.40%	$3,768,251.06
61 - 90 Days	0.35%	90	0.47%	$741,227.26
91 + Days	0.09%	22	0.14%	$219,010.51
		25,685		$157,063,394.33
Total
Delinquent Receivables 61 + days past due	0.44%	112	0.61%	$960,237.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.49%	130	0.71%	$1,207,081.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.55%	150	0.79%	$1,431,645.05
Three-Month Average Delinquency Ratio	0.49%		0.71%

Repossession in Current Period		23		$226,024.61
Repossession Inventory		31		$147,849.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$423,434.98
Recoveries				$(309,262.30)
Net Charge-offs for Current Period				$114,172.68

Beginning Pool Balance for Current Period				$168,855,436.94

Net Loss Ratio				0.81%
Net Loss Ratio for 1st Preceding Collection Period				0.24%
Net Loss Ratio for 2nd Preceding Collection Period				-0.06%
Three-Month Average Net Loss Ratio for Current Period				0.33%

Cumulative Net Losses for All Periods				$10,997,123.22
Cumulative Net Losses as a % of Initial Pool Balance				1.00%

Principal Balance of Extensions				$1,164,812.85
Number of Extensions				123

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